SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents comprise cash in bank, short-term deposits, cashable guaranteed investment certificates (“GICs”) and non-redeemable GICs held at financial institutions with an original maturity from the date of acquisition of 90 days or less.

Restricted Cash

Restricted Cash

Restricted cash comprises cash held as collateral against FTP’s credit card limit and cash held at the PCs which, under the terms of the MSA, must be used to pay PC personnel and expenses before satisfying prior and current management fees.

Short-Term Investments	Short-Term Investments Short-term investments comprise GICs with an original maturity from the date of acquisition of greater than 90 days and less than 365 days.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment (“PP&E”) is recorded at cost, net of accumulated depreciation and/or accumulated impairment losses.

The Company allocates the amount initially recognized in respect of an item of PP&E to its significant components and amortizes each such part separately. Residual values, method of depreciation and useful lives of the assets are reviewed annually or more frequently if required, and any changes in these estimates are adjusted prospectively.

Depreciation is calculated over the estimated useful lives of the assets, as follows:

Leasehold improvements	Shorter of asset life and term of lease	Straight-line
Furniture and fixtures	5 years	Straight-line
Medical and laboratory equipment	5 years	Straight-line
Computer equipment	3 years	Straight-line
Construction in progress	No term	Not amortized

Construction in progress is transferred to property, plant and equipment when the assets are available for use and amortization of the assets commences at that point.

Intangible Assets

Intangible Assets

Finite life intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Residual values, method of depreciation and useful lives of the assets are reviewed annually or more frequently if required, and any changes in these estimates are adjusted prospectively. Amortization is provided on a straight-line basis over the following terms:

Field Trip Health website	4 years	Straight-line
Field Trip Health Portal	4 years	Straight-line
Trip App	4 years	Straight-line
Software in progress	No term	Not Amortized

Leases

Leases

Right-of-use assets

Leased assets are capitalized at the commencement date of the lease and are comprised of the initial lease liability amount, initial direct costs incurred when entering the lease, less any lease incentives received. Right-of-use assets are amortized on a straight-line basis over the life of the underlying lease agreement.

Lease obligations

The lease liability is measured at the present value of the fixed payments and variable lease payments that pertain to an index or rate, net of cash lease incentives that are not paid at the commencement date. Lease payments are apportioned between interest expense and reduction of the lease liability using the rate implicit in the lease to achieve a constant rate of interest on the remaining balance of the liability. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.

Low value assets and short-term lease

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term lease that have a lease term of 12 months or less and leases of low value assets. The lease payments associated with these leases are expensed on a straight-line basis over the lease term.

Impairment of Non-Financial Assets

Impairment of Non-Financial Assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If such an indication exists, the recoverable amount is estimated. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows or cash generating units (“CGUs”). The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use (being the present value of the expected future cash flows of the relevant asset or CGU). An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount.

An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Financial Instruments

Financial Instruments

Financial assets and liabilities, including derivatives, are recorded on the statement of financial position when the Company becomes a party to the financial instrument or derivative contract.

Classification and Measurement of Financial Instruments

The Company measures a financial instrument at its fair value adjusted for, in the case of a financial instrument not at fair value through profit (loss) (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial instrument. Transaction costs of financial instruments carried at fair value through FVTPL are expensed in profit (loss).

Subsequent measurement of financial assets and liabilities depends on the Company’s business model for managing the asset or liability and the cash flow characteristics of the asset or liability. There are three measurement categories in which the Company classifies its financial instruments:

Amortized Cost

Financial assets and liabilities that are held for collection or payment of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Finance income or expense from these financial instruments is recorded in profit or loss using the effective interest rate method.

Fair Value through Other Comprehensive Income (“FVOCI”)

Financial assets and liabilities that are held for collection or payment of contractual cash flows and for selling or acquiring the financial instruments. Changes in the carrying amount are taken through other comprehensive income (“OCI”), except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognized in net income (loss). When the financial asset or liability is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to net income (loss).

Fair Value through Profit and Loss (“FVTPL”)

Financial assets and liabilities that do not meet the criteria for amortized cost or FVOCI are measured at fair value through profit (loss). Subsequent fair value gains or losses are recognized in profit or loss to the extent they are not part of a designated hedging relationship. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the ‘other gains and losses’ line item (if any).

The Company has classified its financial instruments as follows:

Financial instrument	Classification
Assets
Cash and cash equivalents	Amortized cost
Funds held in trust	Amortized cost
Restricted cash	Amortized cost
Short-term investments	Amortized cost
Accounts receivable (excluding sales tax receivable)	Amortized cost
Shareholder loan receivable	Amortized cost

Liabilities
Accounts payable and accrued liabilities	Amortized cost
Loan payable	Amortized cost

Impairment of Financial Assets

Impairment of Financial Assets

For the impairment of financial assets, the Company is required to apply an expected credit loss (“ECL”) model to all financial assets not held at FVTPL, where credit losses that are expected to transpire in future years are provided for, irrespective of whether a loss event has occurred or not as at the date of Statement of Financial Position. The Company recognizes a loss allowance for expected credit losses on loan receivables which are measured at amortized cost. The measurement of the loss allowance depends upon the Company’s assessment at the end of each reporting period as to whether the financial instrument’s credit risk has increased significantly since initial recognition, based on reasonable and supportable information that is available, without undue cost or effort to obtain.

The Company makes an implicit allowance for potentially uncollectible amounts to arrive at net receivables. The Company evaluates the credit risk on accounts receivable and measures a loss allowance using the simplified method. Where applicable, the carrying amount of a trade receivable is reduced for any loss allowance through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in profit or loss. When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable and the financial asset is written off.

The methodology to arrive at net receivables is reviewed by management periodically. The balance of accounts receivable represents management’s estimate of the net realizable value of receivables after discounts. The Company performs an estimation and review process periodically to identify instances on a timely basis where such estimates need to be revised to accurately assess the amount of expected revenues.

Share-based payments

Share-based payments

Share-based payments to employees and others providing similar services are measured at the estimated fair value of the instruments issued on the grant date and amortized over the vesting period. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined that the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The corresponding credit is recorded to share-based payments reserve in equity.

Consideration received on the exercise of stock options is recorded as share capital and the related share-based payments reserve is transferred to share capital. Charges for options that are forfeited before vesting are reversed from share-based payments reserve.

Share Issuance Costs

Share Issuance Costs

Professional, consulting, regulatory fees and other costs that are directly attributable to the issuance of shares are charged to common shares when the related shares are issued, net of any tax effects.

Revenue Recognition

Revenue Recognition

The Company generates revenue from the provision of psychotherapy services performed at its clinic locations. The Company uses the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1.	Identify the contract with a customer.
2.	Identify the performance obligation(s) in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligation(s) in the contract; and
5.	Recognize revenue when or as the Company satisfies the performance obligation(s).

The Company earns revenue from patients by offering various KAP programs in Canada and the USA and psilocybin-assisted therapies in the Netherlands. The number of sessions in each KAP and psilocybin-assisted therapy program vary, however the structure and pricing remain consistent at each location.  The KAP programs contain a combination of psychotherapy and ketamine administration appointments. The psilocybin-assisted therapy programs contain a combination of psychotherapy and psilocybin truffles.

The Patient Services Agreement (“PSA”) between the clinic and patient outlines the clinic’s protocol, pricing, payment terms, cancellation fees and refund policy. Each session in the PSA has an assigned standalone value based on a standard hourly rate. Patients can cancel their treatment at any time and receive a full refund on sessions not yet completed, if sessions are paid in advance. Based on these terms, each session is an individual performance obligation and patient service revenues are recognized over a period of time as performance of obligations are completed.

Payment of the transaction price for patient counselling is typically due prior to the services being rendered and therefore, the transaction price is recognized as a contract liability, or deferred revenue, when payment is received. Contract liabilities are subsequently recognized as revenue when the Company fulfils its performance obligations.

Patient service revenues are measured at the net patient service revenues received or receivable. Third-party payors include federal and state agencies (under the Medicare programs), managed care health plans and commercial insurance companies.

Research and Development

Research and Development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred.

Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to complete development and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are expensed as incurred.

Research and development expenses include all direct and indirect operating expenses supporting the products in development. The costs incurred in establishing and maintaining patents are expensed as incurred.

Income Taxes

Income Taxes

Income tax expense consisting of current and deferred tax expense is recognized in the consolidated statements of loss and comprehensive loss. Current tax expense is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous periods.

Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Provisions

Provisions

The Company recognizes provisions if there is a present obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

Net Income or Loss Per Common Share

Net Income or Loss Per Common Share

Basic net income or loss per common share is calculated by using the weighted average number of common shares outstanding during the year.  Diluted net income or loss per common share is computed similar to basic net income or loss per common share, except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive.  The number of additional shares is calculated by assuming that outstanding options and warrants were exercised and the proceeds from such exercises were used to acquire common stock at the average market price during the reporting period.

Given the Company’s loss position, basic and diluted loss per common share are the same and stock options and warrants are excluded from the weighted average number of shares outstanding since they are anti-dilutive.

Use of Estimates and Judgments

Use of Estimates and Judgments

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates and such differences could be material. The Company reviews its estimates and underlying assumptions on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and may impact future periods.

Key areas of judgment and estimation or use of managerial assumptions are as follows:

Share-based payments and warrants

The fair value of share-based compensation expense and warrants is estimated using the Black-Scholes option pricing model and rely on a number of estimates, such as the expected life of the option or warrant, the volatility of the underlying share price and the risk-free rate of return. In addition, the Company estimates the rate of forfeiture of options granted. Such estimates and assumptions are inherently uncertain, and any changes in these assumptions affect the fair value estimates of share-based compensation expense and warrants.

The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further non-market-based information indicates actual forfeitures may vary from the original estimate. Any revisions are recognized in profit and loss such that the cumulative expense reflects the revised estimate.

Incremental borrowing rate

In determining the appropriate measurement of lease liabilities, the Company is required to estimate the incremental borrowing rate (“IBR”) specific to the transaction. The IBR applied reflects the interest rate that the Company would have to pay to borrow a similar amount at a similar term and with a similar security.

Extension options

Some property leases contain extension options exercisable by the Company. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

Future Accounting Changes

Future Accounting Changes

IAS 1 Classification of Liabilities as Current or Non-Current

In January 2021, the IASB issued a narrow scope amendment to IAS 1 – Classification of Liabilities ad Current or Non-Current, which affects only the presentation of liabilities in the statement of financial position and not the amount or timing of their recognition. The amendment clarifies that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specifies that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. It also introduces a definition of settlement to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendment is effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted. The implementation of this amendment is not expected to have a significant impact on the Company.

IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

In February 2021, the IASB issued an amendment to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. The amendment introduces the definition of an accounting estimate and sets criteria to help entities distinguish changes in accounting estimates from changes in accounting policies. The amendment is effective for annual periods beginning on or after January 1, 2023 and changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted. Management is assessing the impact of this amendment.